Cost of Revenue - Summary of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Costs Of Revenue [Abstract]
-Operation of IT platform	$ 3,314,075
-IT expenses	582,925	$ 103,631
Cloud management services	270,967
Cost of revenue	$ 4,167,967	$ 103,631